Summary Of Significant Accounting Policies - Summary of Impact of Changes to Total Assets under Classification and Measurement, Including Allowances, which are Affected by IFRS 9 Impairment (Parenthetical) (Detail)
¥ in Millions
Apr. 01, 2018 JPY (¥)
Fixed Rate of Instruments [Abstract]
Fair value of instruments	¥ 4,586,730